Income and expenses - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses [line items]
Amortization and depreciation	€ (21,785)	€ (21,742)	€ (21,511)
Payroll expenses	(168,750)	(166,406)	(151,174)
General and administrative expenses
General and administrative expenses [line items]
Purchase of goods and services	(8,781)	(7,154)	(7,211)
Amortization and depreciation	(3,236)	(2,747)	(2,361)
Payroll expenses	(28,123)	(29,696)	(27,496)
Other expenses adjustment	17
Total	€ (40,122)	€ (39,597)	€ (37,068)